Ordinary Shares (Details)											12 Months Ended
		Aug. 19, 2026 USD ($) $ / shares	Aug. 11, 2026 CNY (¥) ¥ / shares shares	Aug. 03, 2026	Mar. 02, 2026 USD ($) $ / shares shares	Feb. 27, 2026 USD ($) $ / shares shares	May 15, 2025 CNY (¥)	Feb. 28, 2025 USD ($) $ / shares shares	Feb. 28, 2025 CNY (¥) shares	Oct. 31, 2024 ¥ / shares shares	Jun. 30, 2026 USD ($) shares	Jun. 30, 2026 CNY (¥) ¥ / shares shares		Jun. 30, 2025 CNY (¥) shares	Jun. 30, 2024 CNY (¥) shares	Jul. 06, 2026 CNY (¥)	Jun. 30, 2026 $ / shares shares		Jun. 30, 2025 $ / shares shares		Jun. 30, 2023 shares
Ordinary Shares [Line Items]
Proceeds from issuance initial public offering														¥ 50,648,640
Ordinary shares authorized										200,000		10,000,000	[1]				10,000,000	[1]	5,000,000	[1]
Ordinary shares, par value (in Dollars per share) | $ / shares	[1]																$ 0.01		$ 0.01
Ordinary shares, issued	[1]											821,300					821,300		220,000
Ordinary shares, outstanding	[1]											821,300					821,300		220,000
Authorized share capital (in Dollars) | $						$ 100,000
Shares divided						10,000,000
Reverse share split										150,000
Purchase price per share (in Dollars per share) | (per share)					$ 8.6					¥ 0.01
Gross proceeds					$ 5,160,000						$ 1,045,309	¥ 7,092,523
Percentage of ordinary shares repurchased										43.00%
Chaince Securities LLC (Chaince) [Member]
Ordinary Shares [Line Items]
Shares issued (in Shares)											100	100
Gross proceeds							¥ 17,000,000				$ 5,702	¥ 38,691
Maximum aggregate offering amount | ¥																¥ 50,000,000
2025 Share Incentive Plan [Member]
Ordinary Shares [Line Items]
Issued ordinary shares											1,200	1,200
Subsequent Event [Member]
Ordinary Shares [Line Items]
Ordinary shares, par value (in Dollars per share) | (per share)		$ 0.01	¥ 0.01
Reverse share split				1-for-100
Shares issued (in Shares)			2,000,000
Purchase price per share (in Dollars per share) | ¥ / shares			¥ 0.9
Gross proceeds		$ 2,290,000	¥ 1,800,000
Extraordinary General Meeting [Member]
Ordinary Shares [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares						$ 0.01
Authorized share capital (in Dollars) | $						$ 50,000
Shares divided						5,000,000
USDT [Member]
Ordinary Shares [Line Items]
Gross proceeds | $											$ 4,128,000
Ordinary Shares [Member]
Ordinary Shares [Line Items]
Issued ordinary shares	[2]													20,000
Ordinary shares, par value (in Dollars per share) | (per share)						$ 0.01						¥ 0.01
Ordinary shares, issued												821,300			200,000		821,300				200,000
Ordinary shares, outstanding	[2]											821,300			200,000		821,300		220,000		200,000
Shares issued (in Shares)					600,000
IPO [Member]
Ordinary Shares [Line Items]
Issued ordinary shares								20,000	20,000
issued, price per share (in Dollars per share) | $ / shares								$ 0.01
IPO [Member] | Ordinary Shares [Member]
Ordinary Shares [Line Items]
Proceeds from issuance initial public offering								$ 8,000,000	¥ 58,262,400

[1]	The shares and per share data are presented on a retroactive basis to reflect the Company’s recapitalization and reverse share splits. (Note 13).
[2]	The shares and per share data are presented on a retroactive basis to reflect the Company’s recapitalization and reverse share splits. (Note 13).